Debt and borrowings (Details) - Schedule of Long-Term Debt - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Long-Term Debt [Line Items]
Total debt	$ 5,131,422	$ 6,148,675	$ 1,510,385
Less: Current portion	508,731	230,419	28,124
Long term debt and borrowings	4,622,691	5,918,256	1,482,261
Interest payable [Member]
Schedule of Long-Term Debt [Line Items]
Total debt	86,231	30,419	28,109
Simple credit line joint and several obligation with BBVA [Member]
Schedule of Long-Term Debt [Line Items]
Total debt	1,500,000
Two-tranche sustainability bond [Member]
Schedule of Long-Term Debt [Line Items]
Total debt	1,488,830	1,485,545	1,482,261
Simple credit line with HSBC [Member]
Schedule of Long-Term Debt [Line Items]
Total debt	950,000
Two-tranche bond, with maturities [Member]
Schedule of Long-Term Debt [Line Items]
Total debt	806,361
Credit line with BBVA [Member]
Schedule of Long-Term Debt [Line Items]
Total debt	300,000
Credit line with Banamex [Member]
Schedule of Long-Term Debt [Line Items]
Total debt		200,000
Simple credit line with Banamex [Member]
Schedule of Long-Term Debt [Line Items]
Total debt		4,432,711
Innova Catalogos [Member]
Schedule of Long-Term Debt [Line Items]
Total debt			$ 15